UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Smead Value Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.94%
Banks - 4.05%
Wells Fargo & Co.	64,934	$2,094,771
Consumer Services - 8.12%
McDonald's Corp.	15,451	1,169,332
Starbucks Corp.	91,952	3,032,577
		4,201,909
Diversified Financials - 11.81%
Bank of New York Mellon Corp.	42,728	1,298,504
Franklin Resources, Inc.	19,314	2,426,225
Goldman Sachs Group, Inc.	7,997	1,309,748
Legg Mason, Inc.	29,756	1,078,655
		6,113,132
Food & Staples Retailing - 7.64%
Walgreen Co.	55,753	2,416,335
Wal-Mart Stores, Inc.	29,613	1,539,284
		3,955,619
Health Care Equipment & Services - 2.08%
Medtronic, Inc.	26,932	1,075,125
Insurance - 7.17%
Aflac, Inc.	26,542	1,562,262
Berkshire Hathaway, Inc. (a)	24,641	2,150,667
		3,712,929
Media - 10.73%
Comcast Corp.	77,554	1,886,113
Gannett Co., Inc.	69,615	1,149,344
Walt Disney Co.	57,604	2,519,599
		5,555,056
Pharmaceuticals, Biotechnology & Life Sciences - 20.52%
Abbott Laboratories	34,600	1,664,260
Amgen, Inc. (a)	32,554	1,670,997
Bristol-Myers Squibb Co.	47,957	1,237,770
Johnson & Johnson	21,460	1,318,502
Merck & Co., Inc.	51,339	1,672,111
Mylan, Inc. (a)	69,764	1,595,503
Pfizer, Inc.	76,090	1,463,972
		10,623,115
Retailing - 12.44%
Cabela's, Inc. (a)	88,835	2,410,094
Home Depot, Inc.	52,499	1,967,137
Nordstrom, Inc.	45,605	2,064,082
		6,441,313
Software & Services - 13.06%
Accenture PLC	40,428	2,081,233
eBay, Inc. (a)	101,512	3,401,160
Microsoft Corp.	48,019	1,276,345
		6,758,738
Technology Hardware & Equipment - 1.32%
Hewlett Packard Co.	15,661	683,289
TOTAL COMMON STOCKS (Cost $38,840,186)		51,214,996

	Principal
	Amount	Value
MONEY MARKET FUNDS - 0.98%
Cash Equivalent - 0.98%
Dreyfus Cash Management	508,277	508,277
TOTAL MONEY MARKET FUNDS (Cost $508,277)		508,277

Total Investments (Cost $39,348,463) - 99.92%		51,723,273
Other Assets in Excess of Liabilities - 0.08%		43,722
TOTAL NET ASSETS - 100.00%		$ 51,766,995

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$39,348,463
Gross unrealized appreciation	12,691,023
Gross unrealized depreciation	(316,213)
Net unrealized appreciation	$12,374,810

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stock
Total Common Stock*	$51,214,996	$-	$-	$38,738,411

Short-Term Investments	508,277	-	-	508,277

Total Investments in Securities	$51,723,273	$-	$-	$39,246,688

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011